Consolidated Statements of Changes in Stockholder's Equity (Deficit) - John Keeler & Co., Inc. [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total John Keeler & Co. Stockholder's Deficit [Member]	Non-Controlling Interest [Member]	Stockholders Equity [Member]
Balance at Dec. 31, 2015	$ 500	$ 559,257	$ (996,738)	$ (436,981)	$ (328,960)	$ (765,941)
Balance, shares at Dec. 31, 2015	500
Net loss income			(892,061)	(892,061)	18,156	(873,905)
Comprehensive income loss					(11,868)	(11,868)
Balance at Dec. 31, 2016	$ 500	559,257	(1,888,799)	(1,329,042)	(322,672)	(1,651,714)
Balance, shares at Dec. 31, 2016	500
Net loss income			393,872	393,872	(50,716)	343,156
Comprehensive income loss					56,010	56,010
Balance at Dec. 31, 2017	$ 500	$ 559,257	$ (1,494,927)	$ (935,170)	$ (317,378)	$ (1,252,548)
Balance, shares at Dec. 31, 2017	500